Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary Of Contractual Undiscounted Cash Flows

Summary Movements At Fair Value Using Level 3 Measurements	Movement of the financial liabilities at fair value using level 3 measurements, solely represented contingent considerations resulted from business combination is analyzed as below:

	Year Ended December 31,
	2019 RMB’million	2020 RMB’million
At beginning of the period	63	112
Fair value change	49	—
Settlement	—	(112)

At end of the period	112	—